Stockholders' equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Market value minimum	$ 25.52
Market value weighted average	26.49
Market value maximum	27.13
Average cost	25.98	$ 21.76
Market price per share	33.97	25.00
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Market price per share	$ 28.84	$ 21.89